SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of Antidilutive Securities

	June 30,
	2022	2021
Options	1,937,382	1,596,562
Warrants	985,533	985,533
Total	2,922,915	2,582,095

	December 31,
	2021	2020
Options	1,953,882	1,810,749
Warrants	985,533	—
Total	2,939,415	1,810,749